Income Taxes - Components of Income Tax Provision (Details) (USD $)	4 Months Ended		12 Months Ended
	Apr. 21, 2014	Apr. 22, 2013	Dec. 30, 2013	Dec. 31, 2012	Dec. 26, 2011
Current
Federal			$ 0	$ 0	$ 0
State			61,880	75,000	21,000
Subtotal Current			61,880	75,000	21,000
Deferred
Federal			544,463	510,496	96,649
State			49,416	36,244	(7,332)
Subtotal Deferred	865,994	247,016	593,879	546,740	89,317
Total income tax provision	$ 865,994	$ 247,016	$ 655,759	$ 621,740	$ 110,317